UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Group III, LP
Address: 405 Lexington Avenue
         51st Floor
         New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Skalicky
Address: Chief Compliance Officer
Phone:   (212) 750-5700

Signature, Place, and Date of Signing:

     Steven R. Skalicky                New York, NY         January 20, 2010
-------------------------------   ---------------------   ---------------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                   Name

28-
    ----------------                   -----------------------------------------

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total: $338,731.58
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number       Name
            28-
---            -------------------     -----------------------------------------

[Repeat as necessary.]



                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6 COLUMN 7   COLUMN 8

                                                               VALUE      SHRS OR     SH/   PUT/  INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT     PRN   CALL  DISCRETION MGRS  SOLE  NONE SHARED
AGCO CORP                       NOTE 1.750%12/3     001084AL6      5241    3500000    PRN           Sole        -        Sole
AMERICAN INTL GROUP INC         UNIT 99/99/9999     26874115        195      17800     SH           Sole        -        Sole
AMERICAN INTL GROUP INC         UNIT 99/99/9999     26874115        541      49300     SH           Sole        -        Sole
AMERICAN INTL GROUP INC         COM NEW             26874784         81      38100     SH           Sole        -        Sole
APOGENT TECHNOLOGIES INC        DBCV   12/1         03760AAK7      3630    2250000    PRN           Sole        -        Sole
ARCELORMITTAL SA LUXEMBOURG     NOTE   5.000% 5/1   03938LAK0     15089    9000000    PRN           Sole        -        Sole
ARCHER DANIELS MIDLAND CO       COM                 39483102        698      22300     SH           Sole        -        Sole
BPW ACQUISITION CORP            COM                 55637102       3686     350000     SH           Sole        -        Sole
BPW ACQUISITION CORP            *W EXP 02/26/201    55637110         82      90800     SH           Sole        -        Sole
BANK OF AMERICA CORPORATION     COM                 60505104          5    1000000     SH           Sole        -        Sole
BLACKROCK INC                   COM                 09247X101         5     100000     SH           Sole        -        Sole
BLACKROCK INC                   COM                 09247X101         3     128000     SH           Sole        -        Sole
BLACKROCK INC                   DBCV   2.625% 2/1   09247XAB7      6540    2800000    PRN           Sole        -        Sole
BOISE INC                       *W EXP 06/18/201    09746Y113       171     276150     SH           Sole        -        Sole
CAPITAL ONE FINL CORP           COM                 14040H105         0      47500     SH           Sole        -        Sole
CAPITAL ONE FINL CORP           *W EXP 11/14/201    14040H139      1981     150000     SH           Sole        -        Sole
CEPHALON INC                    COM                 156708109         2      70000     SH           Sole        -        Sole
CHINA HLDGS ACQUISITION CORP    *W EXP 11/16/201    16942N114        94      75000     SH           Sole        -        Sole
CITIGROUP INC                   COM                 172967101       456     137900     SH           Sole        -        Sole
DRYSHIPS INC.                   NOTE   5.000%12/0   262498AB4      7664    7500000    PRN           Sole        -        Sole
FORD MTR CO CAP TR II           PFD TR CV6.5%       345395206       133       3350     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    PFD CONV            35671D782     49992     436100     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    PFD CONV            35671D782      6588      57467     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857         9     135100     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857        15     150000     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857       423     100000     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857       576     200000     SH           Sole        -        Sole
GLG PARTNERS INC                *W EXP 12/28/201    37929X115        88     550000     SH           Sole        -        Sole
GOLDMAN SACHS GROUP INC         COM                 38141G104         1      30000     SH           Sole        -        Sole
GOLDMAN SACHS GROUP INC         COM                 38141G104         3     100000     SH           Sole        -        Sole
HECLA MNG CO                    COM                 422704106         0      11000     SH           Sole        -        Sole
HECLA MNG CO                    6.5% CONV PFD       422704304      2774      38519     SH           Sole        -        Sole
HERTZ GLOBAL HOLDINGS INC       NOTE   5.250% 6/0   42805TAA3     12212    7500000    PRN           Sole        -        Sole
HUMAN GENOME SCIENCES INC       COM                 444903108        19      23100     SH           Sole        -        Sole
HUMAN GENOME SCIENCES INC       NOTE   2.250%10/1   444903AK4     18079    8900000    PRN           Sole        -        Sole
IRIDIUM COMMUNICATIONS INC      *W EXP 02/14/201    46269C128       321     150000     SH           Sole        -        Sole
ISHARES INC                     MSCI BRAZIL         464286400       353       4726     SH           Sole        -        Sole
ISHARES INC                     MSCI BRAZIL         464286400      1988      26648     SH           Sole        -        Sole
LEGG MASON INC                  COM                 524901105         3     100000     SH           Sole        -        Sole
LEGG MASON INC                  COM                 524901105         6     250000     SH           Sole        -        Sole
MERCK & CO INC NEW              COM                 58933Y105         2      36000     SH           Sole        -        Sole
MERCK & CO INC NEW              PFD CONV 6%         58933Y204      1289       5000     SH           Sole        -        Sole
MERCK & CO INC NEW              PFD CONV 6%         58933Y204      2917      11311     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107       127      36900     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107         1        200     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107         5     215000     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107         1      29200     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107        63     500000     SH           Sole        -        Sole
MYLAN INC                       COM                 628530107        39     262600     SH           Sole        -        Sole
MYLAN INC                       PFD CONV            628530206     43927      38440     SH           Sole        -        Sole
OWENS CORNING NEW               COM                 690742101         8     102300     SH           Sole        -        Sole
OWENS CORNING NEW               *W EXP 10/30/201    690742127       223     126582     SH           Sole        -        Sole
PRIMORIS SVCS CORP              *W EXP 10/02/201    74164F111        25       7850     SH           Sole        -        Sole
RAYTHEON CO                     *W EXP 06/16/201    755111119      1702     117407     SH           Sole        -        Sole
REGIONS FINANCIAL CORP NEW      COM                 7591EP100       220    1000000     SH           Sole        -        Sole
REGIONS FINANCIAL CORP NEW      COM                 7591EP100         1      62200     SH           Sole        -        Sole
REGIONS FINANCIAL CORP NEW      COM                 7591EP100         5     150000     SH           Sole        -        Sole
REGIONS FINANCIAL CORP NEW      COM                 7591EP100         2     106300     SH           Sole        -        Sole
REGIONS FINANCIAL CORP NEW      COM                 7591EP100       115    1215000     SH           Sole        -        Sole
RESOLUTE ENERGY CORP            *W EXP 09/25/201    76116A116       195      87500     SH           Sole        -        Sole
SLM CORP                        COM                 78442P106         6     220000     SH           Sole        -        Sole
SLM CORP                        COM                 78442P106         8     317200     SH           Sole        -        Sole
SLM CORP                        COM                 78442P106       204     510700     SH           Sole        -        Sole
SLM CORP                        COM                 78442P106        19     762000     SH           Sole        -        Sole
SLM CORP                        COM                 78442P106      8967     795637     SH           Sole        -        Sole
SPDR GOLD TRUST                 GOLD SHS            78463V107         2      26800     SH           Sole        -        Sole
SPDR GOLD TRUST                 GOLD SHS            78463V107      7799      72678     SH           Sole        -        Sole
SPDR GOLD TRUST                 GOLD SHS            78463V107         9     136800     SH           Sole        -        Sole
SPDR GOLD TRUST                 GOLD SHS            78463V107        18     500000     SH           Sole        -        Sole
SPDR GOLD TRUST                 GOLD SHS            78463V107     45509     424085     SH           Sole        -        Sole
SCHEIN HENRY INC                NOTE   3.000% 8/1   806407AB8      2133    1800000    PRN           Sole        -        Sole
SELECT SECTOR SPDR TR           SBI INT-FINL        81369Y605        10    1000000     SH           Sole        -        Sole
SELECT SECTOR SPDR TR           SBI INT-FINL        81369Y605        10    1000000     SH           Sole        -        Sole
SHANDA INTERACTIVE ENTMT LTD    NOTE   2.000% 9/1   81941QAD6      3042    2000000    PRN           Sole        -        Sole
TERADYNE INC                    NOTE   4.500% 3/1   880770AE2      2108    1000000    PRN           Sole        -        Sole
TEREX CORP NEW                  NOTE   4.000% 6/0   880779AV5      5742    4000000    PRN           Sole        -        Sole
TEXTRON INC                     COM                 883203101         2      62600     SH           Sole        -        Sole
TEXTRON INC                     COM                 883203101         1       5500     SH           Sole        -        Sole
TEXTRON INC                     COM                 883203101         2      65400     SH           Sole        -        Sole
TEXTRON INC                     NOTE   4.500% 5/0   883203BN0     32249   20000000    PRN           Sole        -        Sole
THERMO FISHER SCIENTIFIC INC    COM                 883556102      3145      65938     SH           Sole        -        Sole
THORATEC CORP                   COM NEW             885175307         2      60000     SH           Sole        -        Sole
ULTIMATE ESCAPES INC            *W EXP 10/23/201    90385N113        21     180445     SH           Sole        -        Sole
UNITED STATES STL CORP NEW      COM                 912909108        11     175000     SH           Sole        -        Sole
UNITED STATES STL CORP NEW      NOTE   4.000% 5/1   912909AE8     20757   11100000    PRN           Sole        -        Sole
VALE S A                        ADR                 9.19E+109      1003     100000     SH           Sole        -        Sole
VALE S A                        ADR                 9.19E+109      1965     300000     SH           Sole        -        Sole
VALE S A                        ADR                 9.19E+109      1173     130000     SH           Sole        -        Sole
VALE S A                        ADR                 9.19E+109         2     300000     SH           Sole        -        Sole
VALE S A                        ADR                 9.19E+109         1     100000     SH           Sole        -        Sole
VALE S A                        ADR                 9.19E+109        16     250000     SH           Sole        -        Sole
VALE CAP II                     VALEP 6.75%12       91912F300      2076      25000     SH           Sole        -        Sole
WYNDHAM WORLDWIDE CORP          NOTE   3.500% 5/0   98310WAC2      9751    5800000    PRN           Sole        -        Sole
BUNGE LIMITED                   COM                 G16962105         3       2500     SH           Sole        -        Sole
XL CAP LTD                      CL A                G98255105         3     102200     SH           Sole        -        Sole
XL CAP LTD                      CL A                G98255105       355     200000     SH           Sole        -        Sole
AGCO CORP                       NOTE   1.750%12/3   001084AL6      5241    3500000    PRN           Sole        -        Sole
AMERICAN INTL GROUP INC         UNIT 99/99/9999     26874115        195      17800     SH           Sole        -        Sole
AMERICAN INTL GROUP INC         UNIT 99/99/9999     26874115        541      49300     SH           Sole        -        Sole
AMERICAN INTL GROUP INC         COM NEW             26874784         81      38100     SH           Sole        -        Sole
APOGENT TECHNOLOGIES INC        DBCV   12/1         03760AAK7      3630    2250000    PRN           Sole        -        Sole
ARCELORMITTAL SA LUXEMBOURG     NOTE   5.000% 5/1   03938LAK0     15089    9000000    PRN           Sole        -        Sole
ARCHER DANIELS MIDLAND CO       COM                 39483102        698      22300     SH           Sole        -        Sole
BPW ACQUISITION CORP            COM                 55637102       3686     350000     SH           Sole        -        Sole
BPW ACQUISITION CORP            *W EXP 02/26/201    55637110         82      90800     SH           Sole        -        Sole
BANK OF AMERICA CORPORATION     COM                 60505104          5    1000000     SH           Sole        -        Sole
BLACKROCK INC                   COM                 09247X101         5     100000     SH           Sole        -        Sole
BLACKROCK INC                   COM                 09247X101         3     128000     SH           Sole        -        Sole
BLACKROCK INC                   DBCV   2.625% 2/1   09247XAB7      6540    2800000    PRN           Sole        -        Sole
BOISE INC                       *W EXP 06/18/201    09746Y113       171     276150     SH           Sole        -        Sole
CAPITAL ONE FINL CORP           COM                 14040H105         0      47500     SH           Sole        -        Sole
CAPITAL ONE FINL CORP           *W EXP 11/14/201    14040H139      1981     150000     SH           Sole        -        Sole
CEPHALON INC                    COM                 156708109         2      70000     SH           Sole        -        Sole
CHINA HLDGS ACQUISITION CORP    *W EXP 11/16/201    16942N114        94      75000     SH           Sole        -        Sole
CITIGROUP INC                   COM                 172967101       456     137900     SH           Sole        -        Sole
DRYSHIPS INC.                   NOTE   5.000%12/0   262498AB4      7664    7500000    PRN           Sole        -        Sole
FORD MTR CO CAP TR II           PFD TR CV6.5%       345395206       133       3350     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    PFD CONV            35671D782     49992     436100     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    PFD CONV            35671D782      6588      57467     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857         9     135100     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857        15     150000     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857       423     100000     SH           Sole        -        Sole
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857       576     200000     SH           Sole        -        Sole
GLG PARTNERS INC                *W EXP 12/28/201    37929X115        88     550000     SH           Sole        -        Sole
GOLDMAN SACHS GROUP INC         COM                 38141G104         1      30000     SH           Sole        -        Sole
GOLDMAN SACHS GROUP INC         COM                 38141G104         3     100000     SH           Sole        -        Sole
HECLA MNG CO                    COM                 422704106         0      11000     SH           Sole        -        Sole
HECLA MNG CO                    6.5% CONV PFD       422704304      2774      38519     SH           Sole        -        Sole
HERTZ GLOBAL HOLDINGS INC       NOTE   5.250% 6/0   42805TAA3     12212    7500000    PRN           Sole        -        Sole
HUMAN GENOME SCIENCES INC       COM                 444903108        19      23100     SH           Sole        -        Sole
HUMAN GENOME SCIENCES INC       NOTE   2.250%10/1   444903AK4     18079    8900000    PRN           Sole        -        Sole
IRIDIUM COMMUNICATIONS INC      *W EXP 02/14/201    46269C128       321     150000     SH           Sole        -        Sole



26723 0001 1064648